Shareholders' Deficit (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Jul. 14, 2016
Issuance of convertible preferred stock, shares			43,530	44,030
Convertible preferred stock price per share			$ 0.0001	$ 0.0001
Warrants price per share					$ 6.00
Proceeds from issuance of common stock			$ 1,419,000	$ 256,000
Preferred stock shares outstanding			43,530	44,030
Settle Convertible Note [Member]
Number of shares issued for settle convertible notes			498,921
Debt convertible price per share			$ 5.55
Settle Convertible Note One [Member]
Number of shares issued for settle convertible notes			944,588
Debt convertible price per share			$ 7.00
Common Stock [Member]
Proceeds from issuance of common stock			$ 3,800,000	$ 5,500,000
Conversion of stock, shares converted				548,842
Number of common stock issued, shares				50,895
Number of shares issued for settle convertible notes				332,396
Series C Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares		44,030
Convertible preferred stock price per share		$ 100.00
Warrant term		5 years
Warrants to purchase of common stock, shares		670,475
Warrants price per share		$ 4.94
Preferred stock dividend rate		10.00%
Proceeds from issuance of common stock		$ 10,000,000
Preferred stock converted of common stock closing price percentage		100.00%
Percentage of preferred stock shares issued and outstanding		50.00%
Series C Convertible Preferred Stock [Member] | Investor [Member]
Warrants price per share	$ 4.94
Conversion of stock, shares converted	500
Number of common stock issued, shares	10,934
Preferred stock shares outstanding			43,530	44,030